LEASES - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 3,598	$ 4,163
Short-term lease cost	165	165
Variable lease cost	170	120
Total lease cost	3,933	4,448
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases, net:	2,976	5,946
Supplemental cash flow information related to operating leases:
Adoption of "Leases (Topic 842)"	0	8,857
Right-of-use assets obtained in exchange for new operating lease liabilities:	363	16,636
Adjustment to lease liabilities upon the resolution of contingent lease payments	$ (1,460)	$ 3,796
Weighted average remaining operating lease term	7 years 4 months 20 days	8 years 3 months
Weighted average discount rate operating lease	6.04%	5.65%